Investment Securities - Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
Due in one year or less	$ 6,521
Due after one year through five years	21,885
Due after five years through ten years	35,056
Due after ten years	109,663
Total	173,125
Mortgage-backed securities	137,286
Total Amortized Cost	310,411	$ 193,785
Fair Value
Due in one year or less	6,540
Due after one year through five years	21,980
Due after five years through ten years	35,567
Due after ten years	110,317
Total	174,404
Mortgage-backed securities	136,466
Available-for-sale debt securities, at fair value	$ 310,870	$ 198,030